Trade accounts receivables - Breakdown of trade accounts receivable by maturity (Details) - Trade accounts receivable - BRL (R$) R$ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Trade Accounts Receivables [Line Items]
Current financial assets	R$ 6,129,481	R$ 9,132,860
Current | Current
Trade Accounts Receivables [Line Items]
Current financial assets	5,376,849	8,216,570
Overdue | Up to 30 days
Trade Accounts Receivables [Line Items]
Current financial assets	434,549	682,142
Overdue | From 31 to 60 days
Trade Accounts Receivables [Line Items]
Current financial assets	89,738	134,674
Overdue | From 61 to 90 days
Trade Accounts Receivables [Line Items]
Current financial assets	61,194	38,187
Overdue | From 91 to 120 days
Trade Accounts Receivables [Line Items]
Current financial assets	45,916	17,701
Overdue | From 121 to 180 days
Trade Accounts Receivables [Line Items]
Current financial assets	25,966	12,402
Overdue | From 181 days
Trade Accounts Receivables [Line Items]
Current financial assets	R$ 95,269	R$ 31,184